Employee Benefits - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Years	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of defined benefit plans [line items]
Increase in employee benefits	€ 448
Decrease in provision for employee severance indemnities	51
Net actuarial gains (losses) recognized	€ 8	€ (33)	€ 16
Inflation rate	1.50%	1.50%
Provision for employee benefits	€ 1,833	€ 1,385	1,454
Weighted average duration of the obligation | Years	10.9
Provision for termination benefit incentives	€ 505
Increase in employee benefits	687	157
Decrease in employee benefits	(229)	(221)
Actuarial assumption of decrease in discount rates [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) recognized	€ 8	€ (33)
Changes in discount rates	1.30%	1.31%
Provision for employee severance indemnities [member]
Disclosure of defined benefit plans [line items]
Provision for employee benefits	€ 958	€ 1,009	1,018
Increase in employee benefits		49
Decrease in employee benefits	(51)	(59)
Provision for pension plans [member]
Disclosure of defined benefit plans [line items]
Provision for employee benefits	22	28	€ 23
Increase in employee benefits	(2)	7
Decrease in employee benefits	(1)	€ (2)
Provision for termination benefit incentives [member]
Disclosure of defined benefit plans [line items]
Increase in employee benefits	689
Decrease in employee benefits	€ (177)